                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4571

  NAME OF REGISTRANT:                                                    VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2015 - JUNE 30, 2016

  FUND:   VANGUARD PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen Pennsylvania Investment Quality Municipal Fund

  TICKER:               NQP                                  CUSIP:   670972603

  MEETING DATE:   11/17/2015                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JACK B. EVANS                       ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR THOMAS S. SCHREIER,            ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1a.3: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Nuveen Pennsylvania Investment Quality Municipal Fund

  TICKER:               NQP                                  CUSIP:   670972702

  MEETING DATE:   11/17/2015                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR JACK B. EVANS                       ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR THOMAS S. SCHREIER,            ISSUER            YES             FOR                  FOR

JR.

PROPOSAL #1a.3: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2016

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.